SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Segments (Details) - segment	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023
Accounting Policies [Abstract]
Number of operating segments		3
Number of reportable segments	3	3